Summary of Significant Accounting Policies and Organization (Details)	12 Months Ended
Dec. 31, 2017
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives years of assets	7 years
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives years of assets	3 years